OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Current
Work in progress (1)	$102	$118
Prepayments and other assets	925	871
Assets reclassified as held for sale (2)	4,248	166
Total current	$5,275	$1,155
Non-current
Prepayments and other assets	$436	$877
Total non-current	$436	$877
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(1)See Note 16 for additional information.
(2)See Note 8 for additional information.